Share-Based Compensation (Summary of Stock Options Outstanding) (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 55.48
Options Outstanding, Number	3,885,478	6,744,720	10,997,892
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Outstanding, Weighted Average Exercise Price	$ 55.48	$ 54.87	$ 53.59
Options Exercisable, Number	1,513,946
Options Exercisable, Weighted Average Exercise Price	$ 57.89
$37.84 to $41.60 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 39.08
Options Outstanding, Number	154,255
Options Outstanding, Weighted Average Remaining Life in Years	3 years
Options Exercisable, Number	154,255
Options Exercisable, Weighted Average Exercise Price	$ 39.08
$41.61 to $43.36 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 42.23
Options Outstanding, Number	1,084,241
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	194,063
Options Exercisable, Weighted Average Exercise Price	$ 42.23
$43.37 to $45.40 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 46.15
Options Outstanding, Number	473,441
Options Outstanding, Weighted Average Remaining Life in Years	4 years
Options Exercisable, Number	473,441
Options Exercisable, Weighted Average Exercise Price	$ 46.15
$45.41 to $52.75 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 53.54
Options Outstanding, Number	487,590
Options Outstanding, Weighted Average Remaining Life in Years	4 years
Options Exercisable, Number	234,175
Options Exercisable, Weighted Average Exercise Price	$ 53.54
$52.76 to $78.86 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 56.62
Options Outstanding, Number	964,532
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	82,592
Options Exercisable, Weighted Average Exercise Price	$ 56.62
$78.87 to $130.78 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 84.78
Options Outstanding, Number	721,419
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	375,420
Options Exercisable, Weighted Average Exercise Price	$ 91.49